Significant Accounting Policies - Accumulated Other Comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
Tax effect on amount reclassified from accumulated other comprehensive income	$ 4	$ (210)	$ (207)
Unrealized Holding Gains on Available-for-Sale Securities (Net) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Tax effect on Accumulated Other Comprehensive income (loss) before reclassifications	(185)	359	60
Tax effect on amount reclassified from accumulated other comprehensive income	$ 4	$ (210)	$ (207)